Unbilled Revenue	12 Months Ended
Mar. 31, 2023
Revenue [abstract]
Unbilled Revenue

2.12 Unbilled revenue

		(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Unbilled financial asset (1)	1,157	838
Unbilled non-financial asset (2)	880	812
	2,037	1,650

(1)
Right to consideration is unconditional and is due only after a passage of time.
(2)
Right to consideration is dependent on completion of contractual milestones.